Debt (Tables)	12 Months Ended
Jan. 02, 2016
Debt Disclosure [Abstract]
Schedule of Borrowings
Total debt consists of the following obligations:

(In millions)	January 2, 2016	January 3, 2015
Term Loan A Facility, due July 13, 2020	$444.4	$525.2
Public Bonds, 6.125% interest, due October 15, 2020	375.0	375.0
Capital lease obligation	0.6	0.6
Total debt	$820.0	$900.8

Schedule of Annual Maturities of Long-Term Debt	Annual maturities of debt for the fiscal years subsequent to January 2, 2016 are as follows:

(In millions)	2016	2017	2018	2019	2020	Thereafter
Annual maturities of debt	$16.9	$28.2	$28.2	$45.1	$701.5	$0.1